DEBT - Golar LNG Partners Credit Facility Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended	42 Months Ended	57 Months Ended	75 Months Ended
	Nov. 30, 2014	Jun. 30, 2013 USD ($) vessel	Nov. 30, 2008 USD ($)	Dec. 31, 2015 USD ($) tranche	Dec. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2014	Dec. 31, 2014 USD ($)	Sep. 30, 2008 USD ($) vessel
Debt Instrument [Line Items]
Total debt				$ 1,344,788				$ 1,052,532
Golar LNG Partners Credit Facility
Debt Instrument [Line Items]
Number of vessels | vessel									2
Maximum borrowing capacity									$ 285,000
Line of credit facility, interest rate description							LIBOR plus a margin of 1.15%
Margin on LIBOR	1.34%
Proceeds from lines of credit			$ 250,000
Total debt				$ 181,500				203,500	$ 202,300
Quarterly facility decreases					$ 2,500
Term of loan				10 years
Final balloon payment				$ 137,500
Golar LNG Partners Credit Facility | Scenario, Forecast
Debt Instrument [Line Items]
Quarterly facility decreases						$ 5,500
Golar Partners Operating Credit Facility
Debt Instrument [Line Items]
Number of vessels | vessel		2
Maximum borrowing capacity		$ 275,000
Line of credit facility, interest rate description				LIBOR plus a margin of 3%
Total debt				$ 185,000				$ 235,000
Term of loan		5 years
Final balloon payment				$ 130,000
Number of tranches | tranche				2
Quarterly payments				$ 5,000
Commitment fee percentage				1.20%
Golar Partners Operating Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 225,000
Golar Partners Operating Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				50,000
Undrawn balance available				$ 33,500